Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Trade receivables	$ 1,523.5	$ 991.2
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc	167.5	0
Other receivables	76.2	78.9
Allowance for doubtful accounts	(9.9)	(14.0)
Total receivables	$ 1,757.3	$ 1,056.1